Offerings - Offering: 1	Sep. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	36,749,161
Maximum Aggregate Offering Price	$ 1,979,773,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 303,103.36
Rule 457(f)	true
Amount of Securities Received | shares	360,250,000
Value of Securities Received, Per Share	6.29
Value of Securities Received	$ 2,267,773,750.00
Cash Consideration Paid	288,000,000.00
Fee Note MAOP	$ 1,979,773,750.00
Offering Note	Represents the maximum number of common shares of Gildan Activewear Inc. ("Gildan Common Shares") expected to be issued or issuable in connection with the transactions (the "Transactions") described in the joint proxy statement/prospectus (the "Proxy Statement/Prospectus") contained in this registration statement on Form F-4, based on the sum of (a) the product of (i) 0.102, the exchange ratio of Gildan Common Shares for each share of the common stock of Helios Holdco, Inc., par value $0.01 per share ("Hanesbrands Holdco Common Stock"), multiplied by (ii) 360,000,000, the estimated maximum number of shares of the common stock of Hanesbrands Inc., par value $0.01 per share (the "Hanesbrands Common Stock"), to be outstanding as of immediately prior to the effective time of the Transactions (the "Estimated Outstanding Hanesbrands Common Stock Amount"), plus (b) the product of (A) the estimated "Equity Award Exchange Ratio," multiplied by (B) 250,000, the estimated maximum number of shares of Hanesbrands Common Stock subject to "Hanesbrands Options" to be outstanding as of immediately prior to the effective time of the Transactions, each as defined in the Proxy Statement/Prospectus. Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the United States Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act, the proposed maximum aggregate offering price of the Gildan Common Shares was calculated as follows: (a) the product of (i) $6.295, the average of the high and low prices per share of the Hanesbrands Common Stock as of September 16, 2025, which is within five business days prior to the date of the filing of this registration statement on Form F-4, as quoted on the New York Stock Exchange, multiplied by (ii) 360,250,000, the estimated maximum number of shares of Hanesbrands Common Stock that may be exchanged for Gildan Common Shares being registered, including the Estimated Outstanding Hanesbrands Common Stock Amount and the estimated maximum number of shares of Hanesbrands Common Stock subject to Hanesbrands Options, to be outstanding as of immediately prior to the effective time of the Transactions, minus (b) the product of $0.80 multiplied by 360,000,000, which is the Estimated Outstanding Hanesbrands Common Stock Amount. In accordance with Rule 416, this registration statement also covers an indeterminable number of Gildan Common Shares as may be issuable as a result of stock splits, stock dividends or similar transactions.